UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23789
Touchstone ETF Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1. Reports to Stockholders.

(a)  The Report to Shareholders is attached herewith.

Touchstone Large Company Growth ETF Touchstone Large Company Growth ETF - TLG

Touchstone Large Company Growth ETF
TLG | THE NASDAQ STOCK MARKET LLC
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Company Growth ETF (“Fund”) for the period July 1, 2025 to June 30, 2026 and includes information on the Touchstone Large Company Growth Fund (the "Predecessor Fund") for the period prior to March 13, 2026. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Large Company Growth ETF	$71	0.70%
Management’s Discussion of Fund Performance
The Fund seeks to achieve long-term capital appreciation.
The Fund's performance was 3.01% for the reporting period.
During the period, the war in the Middle East did not have the significant negative economic impact many commentators worried about, especially given the global tailwind of artificial intelligence (AI) driven growth. However, it was difficult to measure how the swings in the market's perception of AI investment were impacting investor sentiment over the reporting period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
AI Bubble	Negative	Weakness in shares of companies investing heavily to support the AI build-out on concerns of overinvestment in AI infrastructure.
AI Software Disruption	Negative	The enterprise software sector and many consumer-facing Internet stocks have had market sell off over concerns that AI-powered solutions will replace the need for their technology.
Industrials	Positive	Manager’s stock selections and overweight versus Russell 1000® Growth Index contributed strongly to relative performance in the period.
During the reporting period, the Fund reduced certain positions because their large sizes allowed for modest trimming and enabled the initiation of new positions the manager believes would perform better in the current market environment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
NAV[1]	3.01%	8.95%	15.70%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 1000 Growth Index[3]	21.04%	12.78%	17.39%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
[1]
On March 13, 2026, the Touchstone Large Company Growth ETF acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Touchstone Large Company Growth Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 13, 2026 is linked to the Predecessor Fund’s Institutional Class shares.

[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$136,135,501
Total number of portfolio holdings	33
Total advisory fees paid	$960,971
Portfolio turnover rate	36%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	48.7%
Communication Services	19.9%
Industrials	16.5%
Consumer Discretionary	8.3%
Financials	3.9%
Health Care	2.3%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective March 13, 2026. For more complete information, you may review the Fund's current prospectus, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. At a meeting held on August 14, 2025, the Board of Trustees approved an Agreement and Plan of Reorganization that provided for the conversion of the Touchstone Large Company Growth Fund (the “Target Fund”), a mutual fund series of the Touchstone Strategic Trust, from a mutual fund to an ETF through the reorganization of the Target Fund into Touchstone Large Company Growth ETF (the “Reorganization”). The Reorganization occurred after the close of business on March 13, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
ETF-ETFT-AR-TLG-2606

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,450 and $19,450 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $14,580 and $0 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively. The fees for 2026 relate to the review of N-1A and N-14 filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $9,070 and $4,470 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively. The fees relate to the preparation of federal income and excise tax returns, review of capital gains distribution calculations and tax agent services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,338,736 and $2,243,785 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2026
Annual Financial Statements
Touchstone ETF Trust
Touchstone Large Company Growth ETF

This report identifies the Fund's investments on June 30, 2026. These holdings are subject to change. Not all investments in the Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Large Company Growth ETF – June 30, 2026
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 48.7%
11,725	Amphenol Corp. - Class A	$ 2,067,352
39,276	Arista Networks, Inc.*	6,672,207
8,003	Autodesk, Inc.*	1,555,943
23,510	Broadcom, Inc.	8,880,903
5,919	Cadence Design Systems, Inc.*	2,221,519
4,355	Coherent Corp.*	1,717,917
4,400	Dell Technologies, Inc. - Class C	1,898,424
7,112	Entegris, Inc.	1,279,164
39,349	Everpure, Inc. - Class A*	3,100,308
4,814	Keysight Technologies, Inc.*	1,685,237
19,824	Microsoft Corp.	7,394,748
113,489	NVIDIA Corp.	22,708,014
17,433	Oracle Corp.	2,554,806
14,261	ServiceNow, Inc.*	1,415,832
2,451	Teradyne, Inc.	1,185,892
		66,338,266
	Communication Services — 19.9%
35,057	Alphabet, Inc. - Class A	12,528,320
10,377	Meta Platforms, Inc. - Class A	5,845,260
37,950	Netflix, Inc.*	2,709,630
23,019	Reddit, Inc. - Class A*	3,995,638
4,481	Spotify Technology SA*	2,057,362
		27,136,210
	Industrials — 16.5%
7,815	ATI, Inc.*	1,540,337
5,368	GE Vernova, Inc.	6,306,648
8,353	General Electric Co.	3,121,767
21,044	Howmet Aerospace, Inc.	5,657,890
75,795	Siemens Energy AG (Germany) ADR	2,890,821
41,676	Uber Technologies, Inc.*	3,007,340
		22,524,803
	Consumer Discretionary — 8.3%
37,155	Amazon.com, Inc.*	8,855,523
13,376	Booking Holdings, Inc.	2,384,138
		11,239,661
	Financials — 3.9%
4,270	Mastercard, Inc. - Class A	2,193,072
8,931	Visa, Inc. - Class A	3,064,137
		5,257,209
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Health Care — 2.3%
15,829	Boston Scientific Corp.*	$ 675,582
35,535	Dexcom, Inc.*	2,393,282
		3,068,864
	Total Common Stocks	$135,565,013
	Short-Term Investment Fund — 0.5%
657,464	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	657,464
	Total Investment Securities—100.1% (Cost $76,173,483)	$136,222,477
	Liabilities in Excess of Other Assets — (0.1%)	(86,976)
	Net Assets — 100.0%	$136,135,501
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$135,565,013	$—	$—	$135,565,013
Short-Term Investment Fund	657,464	—	—	657,464
Total	$136,222,477	$—	$—	$136,222,477
See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
June 30, 2026
Touchstone Large Company Growth ETF
Assets
Investments, at cost	$76,173,483
Investments, at market value	$136,222,477
Cash	13,482
Dividends and interest receivable	6,883
Tax reclaim receivable	4,221
Total Assets	136,247,063

Liabilities
Payable to Investment Adviser	30,486
Payable to other affiliates	14,775
Payable to Trustees	23,454
Payable for professional services	34,481
Payable for reports to shareholders	1,788
Payable for transfer agent services	3,282
Other accrued expenses and liabilities	3,296
Total Liabilities	111,562
Net Assets	$136,135,501
Net assets consist of:
Paid-in capital	76,457,834
Distributable earnings (deficit)	59,677,667
Net Assets	$136,135,501
Pricing of shares outstanding
Net assets applicable to shares outstanding	$136,135,501
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,150,846
Net asset value, offering price and redemption price per share	$26.43
See accompanying Notes to Financial Statements.

Statement of Operations For the Year Ended June 30, 2026
Touchstone Large Company Growth ETF(A)
Investment Income
Dividends	$575,747
Income from securities loaned	3,547
Total Investment Income	579,294
Expenses
Investment advisory fees	960,971
Administration fees	211,510
Compliance fees and expenses	3,931
Custody fees	3,826
Professional fees	42,793
Transfer Agent fees	50,955
Registration fees	47,522
Reports to Shareholders	26,171
Distribution and shareholder servicing expense(B)	12,985
Trustee fees	31,245
Other expenses	55,185
Total Expenses	1,447,094
Fees waived and/or reimbursed by the Adviser and/or Affiliates(C)	(300,980)
Net Expenses	1,146,114
Net Investment Income (Loss)	(566,820)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments(D)	28,406,874
Net change in unrealized appreciation (depreciation) on investments	(23,304,343)
Net Realized and Unrealized Gains (Losses) on Investments	5,102,531
Change in Net Assets Resulting from Operations	$4,535,711
(A)	Effective after the close of business on March 13, 2026, Touchstone Large Company Growth ETF acquired all of the assets and liabilities of Touchstone Large Company Growth Fund (the “Predecessor Fund”) in a tax-free reorganization. The financial information presented for periods prior to the reorganization reflects the operations of the Predecessor Fund, including its former share classes. For performance reporting purposes, the Fund adopted the historical performance of the Predecessor Fund’s Institutional Class shares. The Predecessor Fund ceased operations upon completion of the reorganization. See Note 10 in the Notes to Financial Statements.
(B)	Distribution and shareholder servicing expense is from the Predecessor Fund to the Large Company Growth ETF.
(C)	See Note 4 in Notes to Financial Statements.
(D)	Net realized gains on investments includes realized gains of $26,173,962 for redemptions-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Large Company Growth ETF
	For the Year Ended June 30, 2026(A)	For the Year Ended June 30, 2025
From Operations
Net investment income (loss)	$(566,820)	$(535,714)
Net realized gains on investments	28,406,874	12,455,600
Net change in unrealized appreciation (depreciation) on investments	(23,304,343)	12,105,693
Change in Net Assets from Operations	4,535,711	24,025,579

Distributions to Shareholders:
Distributed earnings(B)	(7,283,029)	(4,189,493)
Total Distributions	(7,283,029)	(4,189,493)

Share Transactions (C)
Proceeds from Shares issued	38,534,811	25,450,150
Reinvestment of distributions	6,625,149	3,833,336
Cost of Shares redeemed	(75,936,534)	(32,575,955)
Change in Net Assets from Share Transactions	(30,776,574)	(3,292,469)

Total Increase (Decrease) in Net Assets	(33,523,892)	16,543,617

Net Assets
Beginning of period	169,659,393	153,115,776
End of period	$136,135,501	$169,659,393

Share Transactions
Shares issued	4,285,922	439,581
Shares reinvested	102,637	63,630
Shares redeemed	(1,848,178)	(559,799)
Change in Shares Outstanding	2,540,381	(56,588)
(A)	Effective after the close of business on March 13, 2026, Touchstone Large Company Growth ETF acquired all of the assets and liabilities of Touchstone Large Company Growth Fund (the “Predecessor Fund”) in a tax-free reorganization. The financial information presented for periods prior to the reorganization reflects the operations of the Predecessor Fund, including its former share classes. For performance reporting purposes, the Fund adopted the historical performance of the Predecessor Fund’s Institutional Class shares. The Predecessor Fund ceased operations upon completion of the reorganization. See Note 10 in the Notes to Financial Statements.
(B)	Includes distributed earnings of $306,732, $12,154, $438,701 and $6,525,442 for Class A, Class C, Class Y and Institutional Class shares, respectively, from the Predecessor Fund to the Large Company Growth ETF for the Year Ended June 30, 2026. The Large Company Growth ETF did not distribute earnings for the Year Ended June 30, 2026. The Predecessor Fund had distributed earnings of $161,060, $5,543, $294,888 and $3,728,002 for Class A, Class C, Class Y and Institutional Class share, respectively, for the Year Ended June 30, 2025.
(C)	See Note 10 in the Notes to the Financial Statements for the details by Class of the Predecessor Fund to the Large Company Growth ETF.
See accompanying Notes to Financial Statements.

Touchstone Large Company Growth ETF
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return	Net assets at end of period (000's)	Ratio of net expenses to average net assets(1)	Ratio of gross expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

06/30/22(2)	$24.03	$(0.06)	$(4.35)	$(4.41)	$ (4.32)	$(4.32)	$15.30	(23.03)%	$145,441	0.72%	0.84%	(0.26)%	41%(3)
06/30/23(2)	15.30	(0.02)(4)	2.59	2.57	(0.51)	(0.51)	17.36	17.30	135,324	0.73	0.88	(0.11)	44(3)
06/30/24(2)	17.36	(0.06)(4)	7.14	7.08	(0.79)	(0.79)	23.65	41.99	137,363	0.72	0.89	(0.30)	39(3)
06/30/25(2)	23.65	(0.08)(4)	3.87	3.79	(0.66)	(0.66)	26.78	16.26	152,364	0.70	0.86	(0.33)	30(3)
06/30/26(2)(5)	26.78	(0.09)(4)	0.90	0.81	(1.16)	(1.16)	26.43	3.01	136,136	0.70	0.87	(0.35)	36(3)
(1)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01%, 0.03%, 0.04% and 0.03% for the years ended June 30, 2026, 2025, 2024, 2023 and 2022, respectively.
(2)	On March 11, 2026, the Predecessor Fund effected a 2.4332:1 share split. All per share data has been adjusted to reflect the share split.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Effective March 13, 2026, Institutional Class shares of the Large Company Growth Fund were reorganized into shares of the Fund.

Notes to Financial Statements
June 30, 2026
1. Organization
The Touchstone ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated February 1, 2022. The Trust consists of ten funds, including the following fund:
Touchstone Large Company Growth ETF ("Large Company Growth ETF”)
The Fund is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund is an actively managed exchange-traded fund (“ETFs”). Shares of Large Company Growth ETF (ticker: TLG) are listed for trading on The Nasdaq Stock Market LLC. The market price for a share of the Fund may be different from a Fund’s most recent net asset value (“NAV”) per share. ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has entered into an “Authorized Participant Agreement” with the Fund’s distributor and the transfer agent to purchase aggregations of a specific number of shares (“Creation Units”) through a dealer that has entered into such an agreement (“Authorized Participants”). Also, unlike shares of a mutual fund, shares of the Fund are listed on an exchange and trade in the secondary market at market prices that change throughout the day.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment goal, policies, and strategies.
2. Significant Accounting Policies
The following is a summary of the Fund’s significant accounting policies:
The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2026, for the Fund's investments, is included in the Fund’s Portfolio of Investments. The Fund did not hold or transfer any Level 3 categorized securities during the year ended June 30, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading

Notes to Financial Statements (Continued)
on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. The Fund may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Fund Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund fees and expenses.
Foreign currency translation — The books and records of the Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Portfolio securities loaned — The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund's custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund's custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
All cash collateral is received, held, and administered by the Fund's custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
By participating in securities lending the Fund receives compensation in the form of fees. Securities lending income is derived from lending long securities from the Fund to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statement of Operations. When the Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
As of June 30, 2026, the Fund did not have any securities on loan.

Notes to Financial Statements (Continued)
Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of outstanding shares.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.
Distributions to shareholders — The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Fund's net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Expenses not directly billed to the Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund represents a single operating segment. The management team of the Adviser acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and also monitors the Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Fund’s portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment and is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Income Taxes — The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. No additional disclosures were required as the amounts subject to the new disclosure requirements were not material to the Fund.

Notes to Financial Statements (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2026:
Large Company Growth ETF
Purchases of investment securities	$57,711,313
Proceeds from sales and maturities	66,026,930
Purchases of U.S. Government Securities	—
Proceeds from U.S. Government Securities	—
Subscriptions-in-kind(1)	13,361,436
Redemptions-in-Kind(2)	43,399,567
(1)	Subscriptions-in-kind are excluded from purchases of investment securities.
(2)	Redemptions-in-kind are excluded from proceeds from sales and maturities.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator, custodian and transfer agent to the Fund. Such officers receive no compensation from the Trust. The Adviser is a wholly-owned subsidiary of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Fund, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Fund. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Fund for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Fund accrued Trustee-related expenses of $31,245 for the Fund’s Board for the year ended June 30, 2026.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Fund, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of the Fund as shown in the table below.
Large Company Growth ETF	0.60% on all assets
The Adviser has entered into an investment sub-advisory agreement with DSM Capital Partners LLC (the “Sub-Adviser”). The Adviser pays sub-advisory fees to the Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Fund, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Fund:
Termination Date
Large Company Growth ETF(1)	0.67%	April 29, 2027
(1)	Prior to March 14, 2026, the expense limitation for the Predecessor Fund was 0.69%.
The Expense Limitation Agreement can be terminated, with respect to the Fund, by a vote of the Fund's Board if it deems the termination to be beneficial to the Fund's shareholders.

Notes to Financial Statements (Continued)
During the year ended June 30, 2026, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Fund, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Large Company Growth ETF	$—	$176,400	$124,580	$300,980
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Fund’s Board, such amounts waived or reimbursed, subject to certain limitations, for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2026, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2029	Total
Large Company Growth ETF	$93,481	$93,481
The Adviser did not recoup any amounts it previously waived or reimbursed during the year ended June 30, 2026. The Adviser can not recoup amounts waived or reimbursed by the Predecessor Fund.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of the Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon provides the Trust with transfer agency services, which include Creation Unit order processing. For these services, BNY Mellon receives a monthly fee from the Fund. In addition, the Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.
CUSTODIAN AGREEMENT
As custodian, BNY Mellon is responsible for custody of the Fund’s assets.
SECURITIES LENDING AGREEMENT
As securities lending agent, BNY Mellon administers the securities lending program for the Fund. BNY Mellon lends certain securities, which are held in custody accounts maintained with BNY Mellon, to borrowers that have been approved by the Fund.

Notes to Financial Statements (Continued)
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The plan allows the Fund to pay distribution fees up to a maximum of 0.25% of average daily net assets. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay distribution fees until such time as approved by the Fund's Board.
Prior to March 14, 2026, the Touchstone Large Company Growth Fund, the predecessor fund (the “Predecessor Fund”) to the Large Company Growth ETF, had adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offered that is subject to 12b-1 distribution fees. The plan allowed the Predecessor Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Predecessor Fund were limited to the actual expenses incurred. Under the Class A plan, the Predecessor Fund paid an annual fee of up to 0.25% of average daily net assets that were attributable to Class A shares. Under the Class C plan, the Predecessor Fund paid an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTOR
Foreside Fund Services, LLC (the “Distributor”) serves as the principal distributor of the Fund’s shares. The Adviser has agreed to compensate the Distributor for distribution-related services.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended June 30, 2026, the Fund did not engage in any Rule 17a-7 transactions.
5. Fund Share Transactions
Shares of the Fund are issued and redeemed only in Creation Units. Investors may acquire shares and shareholders may tender their shares for redemption only in Creation Units. The Creation Unit size for the Large Company Growth ETF is 25,000 Fund shares. The Fund generally offers and issues shares either in exchange for (i) a basket of securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.
6. Liquidity
ReFlow Fund LLC — The Predecessor Fund participated in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for a fund experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, the fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides the fund with another source of cash by standing ready to purchase shares from the fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of the Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the year ended June 30, 2026, the Predecessor Fund utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Company Growth ETF	239,934	$ 13,620,145
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Fund, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Fund to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Fund may not borrow under the facility for leverage purposes and the loan’s duration may be no more than 7 days.

Notes to Financial Statements (Continued)
During the year ended June 30, 2026, the Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Large Company Growth ETF	$ 22,569	4.24%	$ 970
(1)	Included in Other expenses in the Statement of Operations.
7. Federal Tax Information
Federal Income Tax — It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended June 30, 2026 and June 30, 2025 were as follows:
			Large Company Growth ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025(1)
From ordinary income	$1,423,255	$427,248
From long-term capital gains	5,859,774	3,762,245
Total distributions	$7,283,029	$4,189,493
(1)	Amounts reflect the Predecessor Fund as of June 30, 2025.
The following information is computed on a tax basis for each item as of June 30, 2026:
Large Company Growth ETF
Tax cost of portfolio investments	$76,324,348
Gross unrealized appreciation on investments	64,899,852
Gross unrealized depreciation on investments	(5,001,722)
Net unrealized appreciation (depreciation) on investments	59,898,130
Qualified late year losses	(220,463)
Accumulated earnings (deficit)	$59,677,667
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.
As of June 30, 2026, the Fund did not have capital loss carryforwards for federal income tax purposes.
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2026, the Fund elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
Large Company Growth ETF	$ —	$ 220,463	$ 220,463
The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in

Notes to Financial Statements (Continued)
these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statement of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Fund. The following reclassifications, which are primarily attributed to the tax treatment of net operating losses, in-kind distributions for shareholder redemptions and deemed distributions on shareholder redemptions for the year ended June 30, 2026.
Fund	Paid-In Capital	Distributable Earnings
Large Company Growth ETF	$ 25,852,953	$ (25,852,953)
8. Commitments and Contingencies
The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
9. Principal Risks
Risks Associated with Foreign Investments – The Fund may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Fund's NAVs and magnified effect on the total return.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Fund's service providers are susceptible to Cybersecurity risks that could result in losses to the Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Cybersecurity incidents could cause the Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which the Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic resulted in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future could affect the global economy in ways that cannot necessarily be foreseen

Notes to Financial Statements (Continued)
at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the Fund's performance, resulting in losses to your investment.
Please see the Fund’s prospectus and statement of additional information for a complete discussion of these and other risks.
10. Fund Reorganizations
Large Company Growth ETF:
At a meeting held on August 14, 2025, the Board approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provided for the conversion of the Large Company Growth Fund (the “Target Fund”), a mutual fund series of the Touchstone Strategic Trust, from a mutual fund to an ETF through the reorganization of the Target Fund into Touchstone Large Company Growth ETF (the “Acquiring Fund”) (the “Reorganization”). The Reorganization occurred after the close of business on March 13, 2026 (the “Closing Date”). The Reorganization was treated as a tax-free reorganization for federal income tax purposes.  The Adviser has agreed to assume all of the costs of the Reorganization.
Following the Reorganization, the Target Fund’s performance (Institutional Class Shares) and financial history were adopted by the Acquiring Fund. In connection with the Reorganization, each shareholder of the Target Fund (except as noted below) received shares of the surviving Acquiring Fund equal in value to the number of shares of the Target Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment might have been taxable.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganizations.
	Before Reorganization	After Reorganization
	Large Company Growth Fund	Large Company Growth ETF
Shares	5,775,846(1)	5,775,846
Net Assets	$139,284,892	$139,284,892
Net Asset Value	$24.12(1)	$24.12
Unrealized Appreciation (Depreciation)	$65,102,882	$65,102,882
(1)	Reflects a 2.4332:1 stock split which occurred March 11, 2026.

Notes to Financial Statements (Continued)
The following table shows a breakout of the share activity for the Large Company Growth ETF, including activity for the Large Company Growth Fund, the Predecessor Fund to the Large Company Growth ETF:
	Touchstone Large Company Growth ETF
	For the Year Ended June 30, 2026		For the Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	15,918	$ 1,020,233	17,259	$967,091
Reinvestment of distributions	4,962	306,731	2,779	161,060
Share conversion in connection with reorganization	(45,985)	(2,634,315)	—	—
Cost of Shares redeemed	(77,275)	(4,518,304)	(14,059)	(777,396)
Change from Class A Share Transactions	(102,380)	(5,825,655)	5,979	350,755
Class C
Proceeds from Shares issued	1,914	110,481	994	50,507
Reinvestment of distributions	211	11,781	101	5,338
Share conversion in connection with reorganization	(1,702)	(87,814)	—	—
Cost of Shares redeemed	(3,596)	(191,371)	(2,176)	(110,924)
Change from Class C Share Transactions	(3,173)	(156,923)	(1,081)	(55,079)
Class Y
Proceeds from Shares issued	18,555	1,218,142	28,139	1,605,555
Reinvestment of distributions	6,867	438,701	4,940	294,888
Share conversion in connection with reorganization	(144,484)	(8,561,991)	—	—
Cost of Shares redeemed	(47,629)	(3,035,928)	(45,636)	(2,649,568)
Change from Class Y Share Transactions	(166,691)	(9,941,076)	(12,557)	(749,125)
Institutional Class(1)
Proceeds from Shares issued	850,690	36,185,955	393,189	22,826,997
Reinvestment of distributions	90,597	5,867,936	55,810	3,372,050
Share conversion in connection with reorganization	187,798	11,284,120	—	—
Share conversion in connection with share split(2)	3,403,218	—	—	—
Cost of Shares redeemed	(1,719,678)	(68,190,931)	(497,928)	(29,038,067)
Change from Institutional Class Share Transactions	2,812,625	(14,852,920)	(48,929)	(2,839,020)
Change from Share Transactions	2,540,381	(30,776,574)	(56,588)	(3,292,469)
(1) Institutional Class shares converted to Large Company Growth ETF shares after close of business on March 13, 2026.
(2) On March 11, 2026, the Predecessor Fund effected a 2.4332:1 share split.
11. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Touchstone Large Company Growth ETF and the Board of Trustees of Touchstone ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Touchstone Large Company Growth ETF (one of the funds comprising the Touchstone ETF Trust) (referred to as the “Fund”), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
August 24, 2026

Other Items (Unaudited)
Supplemental Tax Information
For the fiscal year ended June 30, 2026, the Fund designated $6,052,432 as long-term capital gains.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Adviser uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
The Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of the Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.833.368.7383.

Touchstone Investments
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
The Bank of New York Mellon
240 Greenwich St.
New York, NY 10286
Shareholder Service
1.833.368.7383
* A Member of Western & Southern Financial Group
ETF-ETFT-AR-NCSR-2606

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone ETF Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 8/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 8/31/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date: 8/31/2026